Investments in Associates and Joint Ventures - Summary of Financial Information on Investment in Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [Line Items]
Current assets	¥ 190,649	¥ 174,707
Non-current assets	112,790	81,382
Current liabilities	101,417	86,436
Non-current liabilities	12,045	8,630
Equity	189,977	161,023	¥ 17,533	¥ 12,511
Goodwill	16,767	3,400	5,812
Revenue	167,147	140,704	120,406
Depreciation and amortization	(7,149)	(5,100)	(3,733)
Loss for the year from continuing operations	8,223	9,086	(384)
Other comprehensive income for the year, net of tax	3,533	(1,252)	1,639
Total comprehensive loss for the year, net of tax	11,743	5,852	¥ (6,333)
Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Current assets	5,237	4,942
Non-current assets	227	29
Current liabilities	1,342	192
Non-current liabilities	44	7
Equity	4,078	4,772
Group's share of equity	1,795	2,386
Goodwill	2,936	966
Carrying amount of the interests	4,731	3,352
Revenue	366	39
Depreciation and amortization	(19)	(4)
Interest income	37	25
Interest expense	(17)
Loss for the year from continuing operations	(2,211)	(417)
Other comprehensive income for the year, net of tax	81
Total comprehensive loss for the year, net of tax	(2,130)	(417)
Group's share of loss for the year	¥ (959)	¥ (209)